CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net profit	$ 58,173	$ 31,317	$ 113,947	$ 61,831
Other comprehensive income, net of tax:
Foreign currency translation adjustment	(16,921)	1,209	(25,206)	(9,741)
Change in employees plan assets and benefit obligations, net of taxes	(10)	(50)	(20)	(100)
Unrealized gain (loss) on derivatives	(8,151)	1,134	(14,922)	(523)
Comprehensive income	33,091	33,610	73,799	51,467
Comprehensive loss (income) attributable to non-controlling interest	(96)	(552)	(1,837)	2,021
Comprehensive income attributable to the Company	$ 32,995	$ 33,058	$ 71,962	$ 53,488